ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Organizational and General

Bowen Acquisition Corp (the “Company”) was incorporated in the Cayman Islands on February 17, 2023. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company’s sponsors are Createcharm Holdings Ltd., a British Virgin Islands company, and Bowen Holding LP, a Delaware limited partnership (the “Sponsors”). As of September 30, 2024, the Company had not commenced any operations. All activities for the period from February 17, 2023 (inception) through September 30, 2024 relate to the Company’s formation, the initial public offering (“IPO”) and initial business combination, which is described below. The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company is generating non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO (the “Registration Statement”) was declared effective on July 11, 2023. On July 14, 2023, the Company consummated the IPO of 6,000,000 of its units (“Public Units”). Each Public Unit consists of one ordinary share, $0.0001 par value (“Ordinary Shares”), of the Company and one right (“Rights”), each Right entitling the holder thereof to receive one-tenth of one ordinary share upon the completion of the Company’s initial business combination. The Public Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $60,000,000.

Simultaneously with the consummation of the IPO, the Company consummated the private placement (“Private Placement”) of 330,000 units (“Private Placement Units”) at a price of $10.00 per Private Placement Unit, generating total proceeds of $3,300,000. The Private Placement Units were purchased by Createcharm Holdings Ltd, one of the Company’s sponsors, and EarlyBirdCapital, Inc. (“EBC”), the representative of the underwriters in the IPO. The Private Placement Units are identical to the Units included in the Public Units sold in the IPO. The purchasers of the Private Placement Units have agreed not to transfer, assign or sell any of the Private Placement Units or Ordinary Shares or Rights underlying the Private Placement Units (except to certain transferees) until after the completion of the Company’s initial Business Combination.

On July 17, 2023, the underwriters exercised their over-allotment option in full to purchase an additional 900,000 Units. As a result, on July 18, 2023, the Company sold an additional 900,000 Units at $10.00 per Unit, generating gross proceeds of $9,000,000. In connection with this sale, Createcharm Holdings Ltd. and EBC also purchased an additional 31,500 Private Placement Units from the Company.

As of July 18, 2023, transaction costs amounted to $3,318,898 consisting of $1,725,000 of cash underwriting fees and $1,593,898 of other offering costs. These costs were charged to additional paid-in capital or accumulated deficit to the extent additional paid-in capital is fully depleted upon completion of the IPO.

The Company will have until 18 months from the closing of the IPO to consummate a Business Combination (the “Combination Period”). However, if the Company has not completed a Business Combination within the Combination Period and shareholders have not otherwise amended the Amended and Restated Memorandum and Articles of Association to extend this period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to us to pay the Company’s taxes, if any (less certain amount of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

Effective as of October 7, 2024, the Company notified the trustee of the Trust Account that it was extending the time to consummate an initial Business Combination from October 14, 2024 to January 14, 2025. Effective as of October 14, 2024, Shenzhen Qianzhi (as defined below) and EarlyBirdCapital, two designees of the Sponsors, loaned the Company an aggregate of $690,000, which funds were deposited into the Trust Account for such extension. The loans are evidenced by promissory notes (the “Notes”) issued by the Company to the designees. The Notes bear no interest and are repayable in full upon consummation of a Business Combination. In connection with the loans, one of the Sponsors transferred 30,000 of its Founder Shares to EarlyBirdCapital.

On November 20, 2023, a wholly-owned subsidiary of the Company, Bowen Merger Sub (“Merger Sub”) was formed for the purpose of entering into a business combination agreement. See “Proposed Business Combination” below.

Proposed Business Combination

On January 18, 2024, the Company entered into an Agreement and Plan of Reorganization (the “Agreement”) with (i) Bowen Merger Sub, a Cayman Islands exempted company and a wholly owned subsidiary of the Company (“Merger Sub”), (ii) Shenzhen Qianzhi BioTechnology Co. Ltd., a company incorporated in the People’s Republic of China and a wholly owned subsidiary of NewCo (as defined below) (“Shenzhen Qianzhi”or “Qianzhi”), and (iii) Qianzhi Group Holding (Cayman) Limited, a newly formed Cayman Islands company (“NewCo,” and collectively with the Company, Merger Sub and Shenzhen Qianzhi, the “Parties”, each a “Party”).

Pursuant to the Agreement, at the closing of the business combination, Merger Sub will merge with and into NewCo (the “Merger”), with NewCo being the surviving company of the Merger (“Surviving Company”) and becoming a wholly owned subsidiary of the Company. In the Merger, the holders (the “NewCo Shareholders”) of the ordinary shares of NewCo (“NewCo Ordinary Shares”) will receive ordinary shares of the Company (“Parent Ordinary Shares”).

Pursuant to the Agreement, at the effective time of the Merger (the “Effective Time”), all of NewCo Ordinary Shares issued and outstanding immediately prior to the Effective Time will be automatically converted into the right to receive an aggregate of (a) 7,246,377 Parent Ordinary Shares (the “Merger Shares”), and (b) the right to receive earnout consideration of up to an aggregate of 1,400,000 Parent Ordinary Shares (the “Earnout Shares”).

Going Concern Consideration

As of September 30, 2024, the Company had cash of $271,847 and a working capital of $12,879. The Company has incurred and expects to continue to incur significant professional costs to remain as a public traded company and to incur transaction costs in pursuit of a Business Combination. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. In addition, if the Company is unable to complete a Business Combination within the Combination Period and such period is not extended, there will be a liquidation and subsequent dissolution. As a result, management has determined that such additional condition also raises substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statement does not include any adjustments that might result from the outcome of the uncertainty.

NOTE 1 —ORGANIZATION AND BUSINESS OPERATIONS

Organizational and General

Bowen Acquisition Corp (the “Company”) was incorporated in the Cayman Islands on February 17, 2023. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company’s sponsors are Createcharm Holdings Ltd., a British Virgin Islands company, and Bowen Holding LP, a Delaware limited partnership (the “Sponsors”). As of December 31, 2023, the Company had not commenced any operations. All activity for the period from February 17, 2023 (inception) through December 31, 2023 relates to the Company’s formation and the initial public offering (“IPO”) described below, and following the IPO, the search for a target to consummate a Business Combination. The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company generated non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO (the “Registration Statement”) was declared effective on July 11, 2023. On July 14, 2023, the Company consummated the IPO of 6,000,000 of its units (“Public Units”). Each Public Unit consists of one ordinary share, $0.0001 par value (“Ordinary Shares”), of the Company and one right (“Rights”), each Right entitling the holder thereof to receive one-tenth of one ordinary share upon the completion of the Company’s initial business combination. The Public Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $60,000,000.

Simultaneously with the consummation of the IPO, the Company consummated the private placement (“Private Placement”) of 330,000 units (“Private Placement Units”) at a price of $10.00 per Private Placement Unit, generating total proceeds of $3,300,000. The Private Placement Units were purchased by Createcharm Holdings Ltd, one of the Company’s sponsors, and EarlyBirdCapital, Inc. (“EBC”), the representative of the underwriters in the IPO. The Private Placement Units are identical to the Units included in the Public Units sold in the IPO. The purchasers of the Private Placement Units have agreed not to transfer, assign or sell any of the Private Placement Units or Ordinary Shares or Rights underlying the Private Placement Units (except to certain transferees) until after the completion of the Company’s initial Business Combination.

On July 17, 2023, the underwriters exercised their over-allotment option in full to purchase an additional 900,000 Units. As a result, on July 18, 2023, the Company sold an additional 900,000 Units at $10.00 per Unit, generating gross proceeds of $9,000,000. In connection with this sale, Createcharm Holdings Ltd and EBC also purchased an additional 31,500 Private Placement Units from the Company.

As of July 18, 2023, transaction costs amounted to $3,318,898 consisting of $1,725,000 of cash underwriting fees and $1,593,898 of other offering costs. These costs were charged to additional paid-in capital or accumulated deficit to the extent additional paid-in capital is fully depleted upon completion of the IPO.

The Company will have until 15 months from the closing of the IPO (or up to 18 months, if the Company extends the time to complete a Business Combination as permitted in its Amended and Restated Memorandum and Articles of Association) to consummate a Business Combination (the “Combination Period”). Sponsors or their affiliated or designees, upon five days’ advance notice prior to the deadline, must deposit into the Trust Account $690,000 (or $0.10 per share) for the extension, on or prior to the date of the deadline. However, if the Company has not completed a Business Combination within the Combination Period and shareholders have not otherwise amended the Amended and Restated Memorandum and Articles of Association to extend this period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to us to pay the Company’s taxes, if any (less certain amount of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

On November 20, 2023, a wholly-owned subsidiary of the Company, Bowen Merger Sub (“Merger Sub”) was formed for the purpose of entering into a business combination agreement. See subsequent events disclosure below.

Going Concern Consideration

As of December 31, 2023, the Company had cash of $426,913 and working capital of $402,534. The Company has incurred and expects to continue to incur significant professional costs to remain as a publicly traded company and to incur transaction costs in pursuit of a Business Combination. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. In addition, if the Company is unable to complete a Business Combination within the Combination Period and such period is not extended, there will be a liquidation and subsequent dissolution. As a result, management has determined that such additional condition also raises substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of the uncertainty.